Consolidated Statements Of Shareholders' Equity (Audited) (USD $) In Millions	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Walmart Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balances at Jan. 31, 2009	$ 393	$ 3,920	$ 63,344	$ (2,688)	$ 64,969	$ 1,794	$ 66,763
Balances, in shares at Jan. 31, 2009	3,925
Consolidated net income (excludes redeemable noncontrolling interest)			14,370		14,370	499	14,869
Other comprehensive income				2,618	2,618	64	2,682
Cash dividends, price per share			(4,217)		(4,217)		(4,217)
Purchase of Company stock (in shares)	(145)
Purchase of Company stock (in dollars)	(15)	(246)	(7,136)		(7,397)		(7,397)
Purchase of redeemable noncontrolling interest		(288)			(288)		(288)
Other (in shares)	6
Other (in dollars)		417	(4)		413	(177)	236
Balances at Jan. 31, 2010	378	3,803	66,357	(70)	70,468	2,180	72,648
Balances, in shares at Jan. 31, 2010	3,786
Consolidated net income (excludes redeemable noncontrolling interest)			16,389		16,389	584	16,973
Other comprehensive income				716	716	162	878
Cash dividends, price per share			(4,437)		(4,437)		(4,437)
Purchase of Company stock (in shares)	(280)
Purchase of Company stock (in dollars)	(28)	(487)	(14,319)		(14,834)		(14,834)
Other (in shares)	10
Other (in dollars)	2	261	(23)		240	(221)	19
Balances at Jan. 31, 2011	352	3,577	63,967	646	68,542	2,705	71,247
Balances, in shares at Jan. 31, 2011	3,516
Consolidated net income (excludes redeemable noncontrolling interest)			15,699		15,699	627	16,326
Other comprehensive income				(2,056)	(2,056)	(660)	(2,716)
Cash dividends, price per share			(5,048)		(5,048)		(5,048)
Purchase of Company stock (in shares)	(113)
Purchase of Company stock (in dollars)	(11)	(229)	(5,930)		(6,170)		(6,170)
Purchase of redeemable noncontrolling interest						1,988	1,988
Other (in shares)	15
Other (in dollars)	1	344	3		348	(214)	134
Balances at Jan. 31, 2012	$ 342	$ 3,692	$ 68,691	$ (1,410)	$ 71,315	$ 4,446	$ 75,761
Balances, in shares at Jan. 31, 2012	3,418